Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Preferred stock dividends per share	$ 0.63	$ 0.67
Preferred stock down round deemed dividends per share	$ 4.77